Leases - Schedule of Carrying Amounts of the Group's Right -of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Beginning balance	$ 119,802	$ 47,501
Adjustments for indexed leases	6,283	7,354
New leases	41,506	74,109
Cancelled leases	(476)	(139)
Remeasurement due to acquisition of equipment	(27,902)	0
Reclassification	0	(443)
Depreciation	(13,377)	(8,913)	$ (9,869)
Translation difference	(638)	333
Ending balance	$ 125,198	$ 119,802	$ 47,501